Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $2,913,770.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 2,913,770
Final Prospectus	true